Consolidated statements of financial position - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents (Note 5)	$ 278,842	$ 422,083
Restricted cash (Note 5)	39,313	39,471
Trade receivables, net (Note 6)	248,183	250,637
Other accounts receivable (Note 7)	410,434	319,193
Related parties (Note 15)	207,964	217,188
Materials and supplies	56,621	58,061
Prepayments	24,873	11,527
Total current assets	1,266,230	1,318,160
Non-current
Property, vessels and equipment, net (Note 9)	2,313,437	2,623,535
Intangible assets (Note 12)	126,437	127,890
Concession rights, net (Note 10)	9,459	13,244
Other non-current assets (Note 11)	65,521	41,383
Total non-current assets	2,514,854	2,806,052
Total assets	3,781,084	4,124,212
Short-term
Short-term portion of the financial debt (Note 14)	223,362	502,361
Trade payables	262,090	169,072
Accounts payable and accrued expenses (Note 16)	357,523	341,918
Related parties (Note 15)	18,379	34,756
Total short-term liabilities	861,354	1,048,107
Long-term
Long-term portion of the financial debt (Note 14)	392,063	396,257
Employee benefits (Note 23)	176,606	175,560
Deferred income tax (Note 21)	226,803	275,226
Total long-term liabilities	795,472	847,043
Total liabilities	1,656,826	1,895,150
Stockholders' equity (Note 17):
Share capital (103,760,541 shares authorized and issued)	2,216,733	2,216,733
Treasury shares (1,577,700 shares)	(46,805)	(46,805)
Other components of equity	706,944	849,466
Accumulated losses	(799,818)	(859,159)
Controlling interest	2,077,054	2,160,235
Non-controlling interest	47,204	68,827
Total stockholders' equity	2,124,258	2,229,062
Total liabilities and stockholders' equity	$ 3,781,084	$ 4,124,212